REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 205,622	$ 198,871	$ 212,174
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	200,082	193,419	202,684
U.S. | RUCONEST
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	200,100	193,400
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,924	4,933	8,232
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	616	519	1,258
Revenue Benchmark | Customer Concentration Risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 173,600	$ 156,600	$ 161,700
Percentage of entity's revenue	84.00%	79.00%	76.00%